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Syntax Stratified MidCap ETF
Syntax Stratified MidCap ETF
OBJECTIVE

The Syntax Stratified MidCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index (the “Index”).

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Syntax Stratified MidCap ETF Syntax Stratified MidCap ETF
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total annual Fund operating expenses	0.45%
Fee Waiver/Expense Reimbursement	0.15%	[2]
Total annual Fund operating expenses after Fee Waiver/Expense Reimbursement	0.30%	[2]
[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[2]	Syntax Advisors, LLC (the "Adviser") has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust's chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund's Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund's expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund's current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the 1-year dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Year 1	Year 3
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF | USD ($)	31	129

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL STRATEGY

In seeking to track the performance of the Index, the Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, and at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 95% investment policy. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

The Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the stratified-weight version of the widely used S&P MidCap 400® Index and holds the same constituents as the S&P MidCap 400 Index. The S&P MidCap 400 Index may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. “Stratified-weight” refers to the weighting methodology of the Index and is the method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of the Index constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies’ earnings are affected by the same fundamental drivers (e.g. the product/services the company makes/provides, the customers or end users the company sells to, or the inputs that it utilizes to make its product or service). The process of identifying, grouping, and diversifying across related business risk is called “stratification”. The Index rebalances quarterly on the third Friday of each quarter-ending month and will typically include 400 components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The market capitalization of companies in the S&P MidCap 400® Index as of December 31, 2019 was between $1.10 billion and $12.64 billion.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies, are more vulnerable to adverse business and economic developments, and are more thinly traded relative to those of larger companies.

INDEX TRACKING RISK: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser may anticipate that it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of the Fund.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

NEW FUND RISK: The Fund is a new Fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

FUND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. The Fund’s performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the “400 Series” of the Syntax Index Series LP, a privately offered account, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 400 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 400 Series’ nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 400 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 400 Series for the entire period from January 1, 2015 until the Fund’s commencement of operations for which performance information is shown below. The 400 Series is expected to be reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-free conversion.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 400 Series. If the 400 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 400 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 400 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 400 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

Annual Total Returns (years ended 12/31) Syntax Stratified MidCap ETF

* Performance from January 1, 2015 to the Fund’s commencement of operations is that of the 400 Series of Syntax Index Series LP. Performance as of year-end 2019 was not available at the time of this prospectus.

The year to date return of the Fund as of September 30, 2019 is 15.29%.
Highest Quarterly Return	First Quarter 2019	14.29%
Lowest Quarterly Return	Fourth Quarter 2018	-16.51%

Average Annual Total Returns (for periods ending 12/31/18)
Average Annual Returns - Syntax Stratified MidCap ETF	Label	1 Year	[1]	Since Inception	[1]	Inception Date
Syntax Stratified MidCap ETF	Return Before Taxes	(7.58%)		4.95%		Jan. 01, 2015
After Taxes on Distributions | Syntax Stratified MidCap ETF	Return After Taxes on Distributions	none	[2]	none	[2]	Jan. 01, 2015
After Taxes on Distributions and Sale of Fund Shares | Syntax Stratified MidCap ETF	Return After Taxes on Distributions and Sale of Fund Shares	none	[2]	none	[2]	Jan. 01, 2015
S&P MidCap 400® Index	S&P MidCap 400® Index	(11.08%)		5.11%		Jan. 01, 2015
[1]	Performance from January 1, 2015 to the Fund's commencement of operations is that of the 400 Series of Syntax Index Series LP.
[2]	The 400 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, after tax returns of the 400 Series are not available.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.